Expense Example, No Redemption - Class ACRR6IS - DWS International Growth Fund	Dec. 01, 2021 USD ($)
Class A
Expense Example, No Redemption:
1 Year	$ 689
3 Years	931
5 Years	1,192
10 Years	1,935
Class C
Expense Example, No Redemption:
1 Year	203
3 Years	627
5 Years	1,078
10 Years	2,118
Class R
Expense Example, No Redemption:
1 Year	153
3 Years	487
5 Years	844
10 Years	1,851
Class R6
Expense Example, No Redemption:
1 Year	97
3 Years	303
5 Years	525
10 Years	1,166
INST Class
Expense Example, No Redemption:
1 Year	93
3 Years	290
5 Years	504
10 Years	1,120
Class S
Expense Example, No Redemption:
1 Year	92
3 Years	287
5 Years	498
10 Years	$ 1,108